Right-of-use asset and lease liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Real Estates [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial adoption on beginning	R$ 162,614	R$ 136,489
Additions	64,248	51,192
Amortization	(10,909)	(11,874)
Loss on disposal	(736)	(2,737)
Reclassification	(8,608)	(10,456)
Initial adoption on end	206,609	162,614
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial adoption on beginning	85,475	113,018
Additions	81,259	27,065
Amortization	(54,508)	(54,082)
Loss on disposal	(42,852)	0
Reclassification	(2,571)	(526)
Initial adoption on end	66,803	85,475
Equipments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial adoption on beginning	4,511	11,873
Additions	43,608	4,629
Amortization	(12,548)	(11,161)
Loss on disposal	0	(323)
Reclassification	0	(507)
Initial adoption on end	35,571	4,511
Initial adoption on beginning	252,600	261,380
Additions	189,115	82,886
Amortization	(77,965)	(77,117)
Loss on disposal	(43,588)	(3,060)
Reclassification	(11,179)	(11,489)
Initial adoption on end	R$ 308,983	R$ 252,600